Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories
9.	Inventories

	December 31, 2024
	Cost	Allowance for valuation loss	Book value
Finished goods	$5,199	$-	$5,199

	December 31, 2023
	Cost	Allowance for valuation loss	Book value
Finished goods	$23,116	$-	$23,116

The cost of inventories and services recognized as expense for the year:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Cost of goods sold	$25,979,708	$8,766,733	$7,266,283
Cost of services	11,386,099	11,209,416	6,805,619
	$37,365,807	$19,976,149	$14,071,902